Income Tax (Details) - Schedule of Total Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 12,941	$ 10,540
Decrease in tax positions	(1,556)	(1,042)
Increase in tax positions	1,573	4,455
Statue limitation	(2,115)	(1,012)
Ending Balance	$ 10,843	$ 12,941